Segment Reporting - Additional Information (Details) - Segment		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2024
Schedule of Segment Reporting Information, by Segment [Table]
Number of reportable segments	5	5
CODM Description		The CODM is the Company’s Chief Executive Officer, who manages the Company, including allocating resources and evaluating results based on the performance of each segment individually. The Company believes that segment net operating income is the key performance metric that captures the unique operating characteristics of each segment. The Company allocates resources and evaluates results based on the performance of each segment individually.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		srt:ChiefExecutiveOfficerMember